Tax situation - Reconciliation of tax expense (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Tax Explanatory
Income (loss) before income tax		$ (130,318)	$ (43,535)	$ 27,033
Peruvian statutory tax rate	29.50%	32.00%	32.00%	32.00%
Income tax expense (income)		$ (23,716)	$ 25,766	$ (22,462)
Non-deductible expenses		(11,789)	(6,877)	(1,095)
Difference in income tax rate applicable to La Quinua at 29%		(31,853)	14,995	(15,248)
Total income tax		25,430	(25,590)	26,879
Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Income Tax Explanatory
Income (loss) before income tax		$ (112,431)	$ (30,329)	$ (52,220)
Peruvian statutory tax rate	29.50%	29.50%	29.50%	29.50%
Income tax expense (income)		$ (33,167)	$ (8,947)	$ (15,405)
Valuation allowance on deferred tax asset		57,131	46,473	23,771
Effect of change in income tax rate		23,075	(4,217)	0
Royalties and Mining taxes		5,065	11,444	8,888
Credit of Royalties and Mining taxes		(1,494)	(3,376)	(2,622)
Non-deductible expenses		7,015	13,837	6,572
Ruling on a tax case		(2,895)	(2,801)
Income tax prior years refunds		(1,712)	8,459	8,269
Difference in income tax rate applicable to La Quinua at 29%				(176)
Fines from prior years		0	4,056	0
Total income tax		$ 53,018	$ 64,928	$ 29,297